March 2, 2007


VIA EDGAR AND OVERNIGHT COURIER
===============================

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Mail Stop 4561
Attn:  Hugh Fuller

         Re:      SLM Holdings, Inc.
                  Registration Statement on Form 10-SB
                  Filed November 29, 2006
                  File No. 0-52338


Dear Mr. Fuller:

         In reply to your comments dated February 16, 2007 to the Form 10-SB previously filed by SLM Holdings, Inc. (the "Company"), please find below our responses to the matters requested.

         1. Please see prior comment 1 of our letter dated January 5, 2007. We reissue this comment in part. Please explain to the basis for SLM's position that Southwest was a "public company under current SEC rules because of the number of shareholders of the Company and certain other requirements which Southwest had met." As previously noted, we believe that Southwest was a non-public shell at the time of your reverse acquisition. Please disclose the material terms of the reverse acquisition, including the parties involved, the costs (i.e. $100,000) and any other material terms. Finally, please file executed agreements regarding the reverse acquisition rather than "form of" agreements.

         - The Company was attracted to Southwest mainly because of its rather large stockholder base consisting of 442 stockholders. At that time, the Company believed it would be easier to bring the company public because of the number of its stockholders. Please see page 3 of the Form 10-SB wherein we disclose all of the material terms of the Stock Purchase Agreement between SLM and Southwest. We have also included executed copies of the relevant agreements between Southwest and SLM.

                  We also wish to reiterate that the principal of Southwest, Mr. Paul Interrante, has no affiliation with SLM.

                  Please also note that the agreements relative to the acquisition of Southwest were executed on June 11, 2004 and not in April of 2004 as previously indicated. As such, the Form 10 has been modified to reflect the correct date of execution of the relevant agreements, which is June 11, 2004.

         2. Please see prior comment 4 of our letter dated January 5, 2007. Please provide us with supplemental support for all awards won by SLM Auto-Dialer Software.

         - We wish to respectfully point out that we have not represented that the SLM Auto- Dialer Software has garnered any awards. However, we have stated that the call-blocking service known as Teleblock(TM) has garnered several awards such as the Best of Communications Expo 2002 Award", CRM Excellence Award 2002, 2003 and 2004 and the Innovations TMC Lab Award for 2002, 2003 and 2004. A reference to these awards may be found on HTTP://WWW.CALLCOMPLIANCE.COM/STRATEGIC/AWARDS.HTML. We are also providing you supplementally copies of the webpage indicating the awards received by Teleblock(TM).

         3. Please see prior comment 6 of our letter dated January 5, 2007. We note your disclosure that you are not dependent on any particular customer or customers as well as your later disclosure regarding four customers that exceeded 10% of your revenue for the nine-month period ended September 30, 2006. Please clarify your dependence upon these customers and disclose material terms of any agreements associated with these entities. As it appears that you are substantially dependent upon these customers, please file any agreements as exhibits pursuant to Item 601 (b)(10) of Regulation SB.

         - The Form 10 has been modified accordingly. Please see page 8. All relevant agreements have also been included as Exhibits 10.9 to 10.12.

         4. Please see prior comment 12 of our letter dated January 5, 2007. Please clarify the last few sentences of this section.

         - The Form 10 has been modified accordingly. Please see page 27.

         5. Your disclosure indicates that SLM has a corporate apartment for its executives. Please advise of the consideration given to including disclosure of this apartment under "Other Compensation" in your Summary Compensation Table.

         - The Form 10 has been modified to include the rental cost for the corporate apartment provided to Jason Bishara and Peter Cohen. Please note that the lease for this apartment has not been renewed. Please see pages 40-41.

         6. In the disclosure herein, you state that the late Mr. Cohen exercised his option to purchase 5,000,000 shares of common stock on November 5, 2005 but on page 40, you state that he exercised that option on November 1, 2006. Please revise or advise as applicable.

         - Mr. Cohen exercised his option to purchase 5,000,000 shares of common stock on November 1, 2006 and not on November 5, 2005. We apologize for this error.


         Please also note that we have amended the financial portion of the Form 10-SB to reflect the audited financial statements of the Company for the fiscal year ended December 31, 2006. We have also made the necessary changes throughout the Form 10-SB to reflect the proper numbers as of the said date.

         We trust that this reply, along with Amendment No. 2 to the Form 10-SB, has addressed all your concerns. We are also including herewith a version which has been marked to show changes. Please note that we also have made minor changes to the Registration to correct non-material typos. As a result, the amendment being filed includes these changes.

         Please do not hesitate to contact us should you have any questions. Thank you.


                                                Sincerely,


                                                /s/ Arthur Marcus
                                                Arthur S. Marcus, Esq.